Cover	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38248
Entity Registrant Name	RumbleOn, Inc.
Entity Central Index Key	0001596961
Entity Tax Identification Number	46-3951329
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 W. Walnut Hill Lane
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(214)
Local Phone Number	771-9952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false